Related Party Payables (Details) (USD $)	Apr. 30, 2015	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related party payables	$ 274,000	$ 218,000	$ 199,000	$ 125,000
Founding Executives
Related party payables		$ 218,000	$ 199,000	$ 125,000